Stockholders' Equity - Summary of Stock Based Compensation Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 988,000	$ 1,000,000
Continuing Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	912,000	880,000
Research and Development [Member] | Continuing Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	205,000	93,000
General and Administrative [Member] | Continuing Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 707,000	$ 787,000